Average Annual Total Returns - Institutional - Vanguard Mega Cap Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Large Cap 300 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Large Cap 300 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Large Cap 300 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Mega Cap Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Mega Cap Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Mega Cap Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Mega Cap Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Mega Cap Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Mega Cap Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	31.43%	12.04%	13.60%	30.82%	11.50%	13.10%	18.98%	9.50%	11.32%	31.85%	11.93%	13.59%	31.48%	12.08%	13.66%	31.48%	12.08%		30.90%	11.18%	13.43%